Equity - Summary of Unearned Employee Compensation (Detail) - 12 months ended Dec. 31, 2021 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Disclosure of Restricted Stock Awards for Employees [Abstract]
Balance at January 1	$ 0	$ 0
Issuance of employee restricted stock awards	(1,343,782)	(48,442)
Share-based payment expenses	178,791	6,446
Balance at December 31	$ (1,164,991)	$ (41,996)